ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Deferred tax assets (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
NOL Carryover	$ 10,958,000	$ 10,121,000
Valuation allowance	(10,958,000)	(10,121,000)
Net deferred tax asset